Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of March 2017

Collection Period Start	1-Mar-17	Distribution Date	17-Apr-17
Collection Period End	31-Mar-17	30/360 Days	30
Beg. of Interest Period	15-Mar-17	Actual/360 Days	33
End of Interest Period	17-Apr-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,126,257,618.08	249,346,428.54	200,791,430.07	0.1782820
Total Securities		1,126,257,618.08	249,346,428.54	200,791,430.07	0.1782820
Class A-1 Notes	0.200000%	124,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.730000%	137,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	260,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.120000%	296,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.290000%	129,050,000.00	69,138,810.46	20,583,811.99	0.1595026
Certificates	0.000000%	180,207,618.08	180,207,618.08	180,207,618.08	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	48,554,998.47	74,324.22	376.2495038	0.5759335
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	48,554,998.47	74,324.22

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				3,536,654.94
Monthly Interest				1,224,543.92
Total Monthly Payments				4,761,198.86

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				161,270.51
Aggregate Sales Proceeds Advance				19,884,404.27
Total Advances				20,045,674.78

Vehicle Disposition Proceeds:
Reallocation Payments				36,159,945.24
Repurchase Payments				2,004,636.90
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,835,644.61
Excess Wear and Tear and Excess Mileage				421,784.59
Remaining Payoffs				0.00
Net Insurance Proceeds				102,403.32
Residual Value Surplus				624,507.35
Total Collections				72,955,795.65

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	22,842,125.49			1,534
Involuntary Repossession	134,081.00			9
Voluntary Repossession	74,532.68			5
Full Termination	13,085,819.07			898
Bankruptcty	23,387.00			2
Insurance Payoff		100,432.32		5
Customer Payoff			262,664.92	16
Grounding Dealer Payoff			5,674,787.30	315
Dealer Purchase			1,459,735.21	74
Total	36,159,945.24	100,432.32	7,397,187.43	2,858

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of March 2017

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	14,170	287,427,313.04	7.00000%	249,346,428.54
Total Depreciation Received		(4,115,244.89)		(3,354,190.37)
Principal Amount of Gross Losses	(26)	(463,890.94)		(424,053.84)
Repurchase / Reallocation	(125)	(2,196,485.67)		(2,004,636.90)
Early Terminations	(1,243)	(23,834,856.72)		(20,617,452.95)
Scheduled Terminations	(1,326)	(24,646,838.15)		(22,154,664.41)
Pool Balance - End of Period	11,450	232,169,996.67		200,791,430.07

Remaining Pool Balance
Lease Payment				24,398,746.53
Residual Value				176,392,683.54
Total				200,791,430.07

III. DISTRIBUTIONS

Total Collections					72,955,795.65
Reserve Amounts Available for Distribution					287,512.32
Total Available for Distribution					73,243,307.97

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					343,209.63
3. Reimbursement of Sales Proceeds Advance					24,062,986.96
4. Servicing Fee:
Servicing Fee Due					207,788.69
Servicing Fee Paid					207,788.69
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					24,613,985.28

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					0.00

Class A-2a Notes Monthly Interest Paid					0.00
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					0.00

Class A-2b Notes Monthly Interest Paid					0.00
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					0.00

Class A-3 Notes Monthly Interest Paid					0.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of March 2017

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	74,324.22

Class A-4 Notes Monthly Interest Paid	74,324.22
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	74,324.22
Total Note and Certificate Monthly Interest Paid	74,324.22
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	48,554,998.47

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	48,554,998.47

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	48,554,998.47
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of March 2017

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,631,288.09
Required Reserve Account Amount			16,893,864.27
Beginning Reserve Account Balance			16,893,864.27
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			16,893,864.27
Reserve Fund Draw Amount			287,512.32
Deposit of Remaining Available Collections			0.00
Gross Reserve Account Balance			16,606,351.95
Remaining Available Collections Released to Seller			0.00
Total Ending Reserve Account Balance			16,606,351.95

V. POOL STATISTICS

Weighted Average Remaining Maturity			5.65
Monthly Prepayment Speed			134%
Lifetime Prepayment Speed			86%

		$	units
Recoveries of Defaulted and Casualty Receivables		376,424.51
Securitization Value of Defaulted Receivables and Casualty Receivables		424,053.84	26
Aggregate Defaulted and Casualty Gain (Loss)		(47,629.33)
Pool Balance at Beginning of Collection Period		249,346,428.54
Net Loss Ratio
Current Collection Period		-0.0191%
Preceding Collection Period		-0.0139%
Second Preceding Collection Period		-0.0644%
Third Preceding Collection Period		0.0000%

Cumulative Net Losses for all Periods		0.4192%	4,721,371.53

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	1.00%	2,490,518.03	138
61-90 Days Delinquent	0.25%	626,610.32	33
91-120+ Days Delinquent	0.07%	179,082.52	11
More than 120 Days	0.02%	45,342.99	3
Total Delinquent Receivables:	1.34%	3,341,553.86	185

61+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.34%	0.33%
Preceding Collection Period		0.36%	0.38%
Second Preceding Collection Period		0.46%	0.46%
Third Preceding Collection Period		0.41%	0.40%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		35,927,944.56	2,432
Securitization Value		39,730,123.72	2,432
Aggregate Residual Gain (Loss)		(3,802,179.16)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		358,393,544.47	24,891
Cumulative Securitization Value		399,142,483.91	24,891
Cumulative Residual Gain (Loss)		(40,748,939.44)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			36,969,325.50
Reimbursement of Outstanding Advance			24,062,986.96
Additional Advances for current period			19,884,404.27
Ending Balance of Residual Advance			32,790,742.81

Beginning Balance of Payment Advance			671,554.06
Reimbursement of Outstanding Payment Advance			343,209.63
Additional Payment Advances for current period			161,270.51
Ending Balance of Payment Advance			489,614.94

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of March 2017

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO